Stock Option and bonus plans (Details 1) - 12 months ended Mar. 31, 2015 - 4.50	Decimal $ / shares shares
Exercisable, Weighted Average Exercise Price | $ / shares	$ 4.50
Outstanding, Number	30,000
Outstanding, Weighted Average Remaining Life | Decimal	0.8
Exercisable, Number	30.000